Summary of Roll-forward of Gross Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 505	$ 229
Additions for current year tax positions	139	276
Ending Balance	$ 644	$ 505